Expenses for shipping activities and other expenses from operating activities - Narrative (Details) - Vessels - vessel	Mar. 31, 2022	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under lease		4
VLLC Navarin, Neptun, and Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered	3